Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SGD	Dec. 31, 2016 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,250,000,000			$ 17,110,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%
Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 16,399,000,000			11,259,000,000
Contingent Convertible Securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%
Other equity instruments	$ 1,494,000,000			1,494,000,000
Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%
Other equity instruments	$ 1,998,000,000			1,998,000,000
Contingent Convertible Securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%
Other equity instruments	$ 2,244,000,000			2,244,000,000
Contingent Convertible Securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%
Other equity instruments	$ 2,460,000,000			2,460,000,000
Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%
Other equity instruments	$ 2,997,000,000			0
Contingent Convertible Securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%
Other equity instruments	$ 1,943,000,000			1,943,000,000
Contingent Convertible Securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%
Other equity instruments	$ 1,120,000,000			1,120,000,000
Contingent Convertible Securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €		€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%
Other equity instruments	$ 1,420,000,000			0
Contingent Convertible Securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | SGD			SGD 1,000,000,000
Other equity instruments interest rate	4.00%	4.00%	4.00%
Other equity instruments	$ 723,000,000			$ 0